Impairments and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Impairments and Other Expenses
We recognized impairments and other expenses as outlined in the following table:

	Year Ended December 31,
	2016	2015	2014
Impairment of Goodwill	$33,745	$—	$—
Impairment of Sand Supply Agreement	—	18,606	—
Impairment of idled administrative and transload facilities	—	6,186	—
Severance, retention and relocation	280	571	—
Abandonment of construction projects	—	256	1
Expiration of exclusivity agreements	—	40	10
Impairments and other expenses	$34,025	$25,659	$11